PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.4%
Aerospace & Defense 0.8%
AerSale Corp.*	138,000	$1,023,960
V2X, Inc.*	35,700	2,038,113
		3,062,073
Automobile Components 1.7%
Adient PLC*	33,400	774,546
American Axle & Manufacturing Holdings, Inc.*	214,600	1,330,520
Cooper-Standard Holdings, Inc.*	4,500	135,990
Dana, Inc.	20,500	416,150
Garrett Motion, Inc. (Switzerland)	88,500	1,499,190
Motorcar Parts of America, Inc.*	14,500	247,370
Phinia, Inc.	3,900	202,449
Standard Motor Products, Inc.	10,400	386,152
Visteon Corp.	13,500	1,446,660
		6,439,027
Banks 14.4%
1st Source Corp.	3,100	184,264
Amalgamated Financial Corp.	6,700	182,642
Axos Financial, Inc.*	34,300	2,674,714
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	34,800	1,609,848
Bank7 Corp.	1,100	45,661
BankUnited, Inc.	78,300	3,138,264
Bankwell Financial Group, Inc.	3,900	169,065
BayCom Corp.	3,800	103,588
Business First Bancshares, Inc.	12,600	308,952
Byline Bancorp, Inc.	29,100	778,134
Carter Bankshares, Inc.*	29,300	500,444
Cathay General Bancorp	7,200	327,240
CF Bankshares, Inc.	7,100	164,720
Citizens Community Bancorp, Inc.	7,900	123,635
Civista Bancshares, Inc.	57,300	1,233,669
CNB Financial Corp.	63,899	1,571,915
Colony Bankcorp, Inc.	33,300	532,467
Community Trust Bancorp, Inc.	11,066	566,524
Eagle Bancorp Montana, Inc.	10,800	175,284
Enterprise Financial Services Corp.	25,000	1,309,250
Equity Bancshares, Inc. (Class A Stock)	4,600	186,346
Farmers National Banc Corp.	8,000	103,840
First BanCorp. (Puerto Rico)	31,500	613,935
First Bank	11,700	182,754
First Business Financial Services, Inc.	6,000	303,660
First Financial Bancorp	105,551	2,470,949
First Financial Corp.	25,359	1,352,142
First Internet Bancorp	2,800	49,672
First Mid Bancshares, Inc.	8,600	307,278
FS Bancorp, Inc.	2,400	92,856
Fulton Financial Corp.	122,900	2,134,773
Hancock Whitney Corp.	16,400	936,604
Hanmi Financial Corp.	86,778	2,290,939
Home Bancorp, Inc.	900	47,835
Investar Holding Corp.	15,900	377,784
Mercantile Bank Corp.	4,400	192,940
Meridian Corp.	40,900	584,461
Metropolitan Bank Holding Corp.	10,800	715,716
Northeast Community Bancorp, Inc.	48,800	958,432
Northpointe Bancshares, Inc.	25,000	396,250

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Northwest Bancshares, Inc.	171,900	$2,012,949
OFG Bancorp (Puerto Rico)	48,200	1,863,412
Old Second Bancorp, Inc.	23,900	429,005
OP Bancorp	33,000	440,550
Origin Bancorp, Inc.	9,100	315,406
Parke Bancorp, Inc.	23,200	501,352
PCB Bancorp	10,200	214,914
Peapack-Gladstone Financial Corp.	9,379	237,289
Peoples Bancorp, Inc.	60,300	1,724,580
Preferred Bank	4,100	370,025
Provident Financial Services, Inc.	108,100	1,977,149
RBB Bancorp	15,100	281,313
S&T Bancorp, Inc.	26,463	969,604
Shore Bancshares, Inc.	123,300	1,924,713
Sierra Bancorp	2,000	57,560
SmartFinancial, Inc.	6,800	237,796
Southern Missouri Bancorp, Inc.	800	41,952
Southside Bancshares, Inc.	15,000	421,800
Third Coast Bancshares, Inc.*	57,900	2,127,825
TriCo Bancshares	4,300	190,189
TrustCo Bank Corp.	6,800	256,428
Trustmark Corp.	37,400	1,392,028
UMB Financial Corp.	2,000	213,760
Unity Bancorp, Inc.	6,700	304,247
Univest Financial Corp.	65,300	1,917,208
WaFd, Inc.	33,100	960,893
WSFS Financial Corp.	32,900	1,713,761
		53,097,154
Biotechnology 3.7%
ACADIA Pharmaceuticals, Inc.*	40,900	928,430
Agios Pharmaceuticals, Inc.*	14,600	631,304
Alkermes PLC*	43,000	1,320,100
Aurinia Pharmaceuticals, Inc. (Canada)*	31,300	412,221
Catalyst Pharmaceuticals, Inc.*	36,400	774,228
Cidara Therapeutics, Inc.*	6,200	677,288
CRISPR Therapeutics AG (Switzerland)*	9,100	582,309
Cytokinetics, Inc.*	12,600	801,234
Design Therapeutics, Inc.*	41,100	275,370
Emergent BioSolutions, Inc.*	4,000	49,920
Enanta Pharmaceuticals, Inc.*	17,900	196,184
Exelixis, Inc.*	22,400	866,208
GRAIL, Inc.*	6,600	606,738
Halozyme Therapeutics, Inc.*	7,200	469,368
MiMedx Group, Inc.*	21,900	167,535
Myriad Genetics, Inc.*	12,500	100,500
Neurocrine Biosciences, Inc.*	600	85,926
Organogenesis Holdings, Inc.*	57,600	244,800
Praxis Precision Medicines, Inc.*	200	39,752
Precigen, Inc.*	37,600	155,664
PTC Therapeutics, Inc.*	13,000	888,030
Puma Biotechnology, Inc.*	188,500	961,350
Rigel Pharmaceuticals, Inc.*	31,000	978,980
Travere Therapeutics, Inc.*	3,500	123,060
United Therapeutics Corp.*	1,900	846,317
Vaxcyte, Inc.*	10,000	452,800
		13,635,616

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 0.2%
Kohl’s Corp.	43,900	$714,253
Building Products 0.7%
Janus International Group, Inc.*	71,300	684,480
Masterbrand, Inc.*	90,300	1,140,489
Resideo Technologies, Inc.*	16,900	723,320
		2,548,289
Capital Markets 1.0%
Artisan Partners Asset Management, Inc. (Class A Stock)	49,300	2,152,438
Marex Group PLC (United Kingdom)	45,300	1,374,855
Virtus Investment Partners, Inc.	1,700	276,794
		3,804,087
Chemicals 1.3%
AdvanSix, Inc.	27,900	518,661
Avient Corp.	83,300	2,671,431
Core Molding Technologies, Inc.*	26,100	467,451
Mativ Holdings, Inc.	71,400	762,552
NewMarket Corp.	500	383,950
Stepan Co.	3,700	160,395
		4,964,440
Commercial Services & Supplies 3.0%
Cimpress PLC (Ireland)*	28,800	1,993,248
CoreCivic, Inc.*	67,900	1,258,187
Deluxe Corp.	113,300	2,051,863
Healthcare Services Group, Inc.*	64,900	1,159,763
HNI Corp.	10,400	425,568
Interface, Inc.	93,500	2,328,150
OPENLANE, Inc.*	41,800	1,104,356
Pitney Bowes, Inc.(a)	55,500	548,340
Virco Mfg. Corp.	5,900	43,188
		10,912,663
Communications Equipment 1.6%
CommScope Holding Co., Inc.*	92,600	1,601,980
Digi International, Inc.*	21,500	788,620
NETGEAR, Inc.*	13,600	472,192
NetScout Systems, Inc.*	74,900	2,082,220
Viasat, Inc.*	24,900	991,518
		5,936,530
Construction & Engineering 2.6%
Arcosa, Inc.	8,500	867,000
Concrete Pumping Holdings, Inc.	16,800	107,352
Fluor Corp.*	31,000	1,511,870
Matrix Service Co.*	14,500	217,790
NWPX Infrastructure, Inc.*	33,200	1,997,312
Primoris Services Corp.	12,500	1,769,000
Tutor Perini Corp.*	34,200	2,303,712
Valmont Industries, Inc.	2,000	826,860
		9,600,896

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 1.7%
Atlanticus Holdings Corp.*	7,400	$407,814
Bread Financial Holdings, Inc.	50,200	3,145,030
Green Dot Corp. (Class A Stock)*	17,000	197,370
LendingClub Corp.*	11,500	199,985
PROG Holdings, Inc.	68,800	1,990,384
Regional Management Corp.	4,300	169,205
		6,109,788
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	5,800	268,598
United Natural Foods, Inc.*	26,100	982,665
Village Super Market, Inc. (Class A Stock)	40,400	1,267,348
		2,518,611
Containers & Packaging 0.5%
Ardagh Metal Packaging SA	32,900	117,453
Greif, Inc. (Class A Stock)	32,400	1,843,236
		1,960,689
Distributors 0.2%
GigaCloud Technology, Inc. (Class A Stock)*	26,900	752,662
Diversified Consumer Services 1.5%
ADT, Inc.	112,200	991,848
Graham Holdings Co. (Class B Stock)	2,000	2,024,260
Laureate Education, Inc.*	45,800	1,329,574
Perdoceo Education Corp.	37,500	1,191,000
		5,536,682
Diversified REITs 1.1%
Alexander & Baldwin, Inc.	100,000	1,597,000
American Assets Trust, Inc.	110,100	2,104,011
Armada Hoffler Properties, Inc.	7,900	51,666
Broadstone Net Lease, Inc.	9,900	177,408
Global Net Lease, Inc.	22,800	173,736
		4,103,821
Diversified Telecommunication Services 0.1%
IDT Corp. (Class B Stock)	5,300	268,498
Electric Utilities 1.8%
Genie Energy Ltd. (Class B Stock)	12,000	180,600
Oklo, Inc.*	7,300	969,221
Otter Tail Corp.	33,600	2,594,592
Portland General Electric Co.	64,700	2,955,496
		6,699,909
Electrical Equipment 2.2%
Allient, Inc.	12,500	683,500
Atkore, Inc.	15,100	1,045,675
EnerSys	19,800	2,497,968
NEXTracker, Inc. (Class A Stock)*	2,400	242,928
Preformed Line Products Co.	7,600	1,612,036
Sensata Technologies Holding PLC	27,200	865,776

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Shoals Technologies Group, Inc. (Class A Stock)*	78,500	$825,035
Sunrun, Inc.*	17,400	361,224
		8,134,142
Electronic Equipment, Instruments & Components 3.9%
Benchmark Electronics, Inc.	41,300	1,809,766
Daktronics, Inc.*	45,700	858,703
Itron, Inc.*	4,200	421,386
Jabil, Inc.	1,300	287,157
Kimball Electronics, Inc.*	67,000	1,948,025
PC Connection, Inc.	18,600	1,134,042
Plexus Corp.*	1,000	139,900
Sanmina Corp.*	15,500	2,124,275
ScanSource, Inc.*	50,400	2,162,412
TTM Technologies, Inc.*	36,600	2,459,520
Vontier Corp.	22,400	862,400
		14,207,586
Energy Equipment & Services 1.7%
Bristow Group, Inc.*	42,500	1,729,750
Expro Group Holdings NV*	13,300	180,614
National Energy Services Reunited Corp.*	12,500	157,750
Natural Gas Services Group, Inc.	3,300	91,872
Oceaneering International, Inc.*	35,400	824,466
Oil States International, Inc.*	206,200	1,231,014
Patterson-UTI Energy, Inc.	142,600	894,102
Ranger Energy Services, Inc. (Class A Stock)	90,800	1,247,592
Transocean Ltd.*	17,100	65,664
		6,422,824
Entertainment 0.0%
Marcus Corp. (The)	12,700	182,880
Financial Services 3.0%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	22,400	963,424
Enact Holdings, Inc.	37,300	1,332,356
Essent Group Ltd.	8,900	539,073
EVERTEC, Inc. (Puerto Rico)	11,400	324,558
Federal Agricultural Mortgage Corp. (Class C Stock)	1,000	158,640
Jackson Financial, Inc. (Class A Stock)	39,100	3,941,670
MGIC Investment Corp.	29,200	800,664
NewtekOne, Inc.	69,100	718,640
NMI Holdings, Inc.*	3,800	138,434
Pagseguro Digital Ltd. (Brazil) (Class A Stock)	15,600	149,604
Priority Technology Holdings, Inc.*	4,800	33,408
Radian Group, Inc.	56,266	1,909,668
		11,010,139
Food Products 1.1%
Dole PLC	80,700	1,028,118
Fresh Del Monte Produce, Inc.	43,400	1,534,190
Mission Produce, Inc.*	72,800	838,656
Seneca Foods Corp. (Class A Stock)*	5,700	614,659
		4,015,623

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 1.0%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	3,000	$135,930
National Fuel Gas Co.	1,900	149,929
New Jersey Resources Corp.	17,700	784,110
Northwest Natural Holding Co.	6,500	295,945
Southwest Gas Holdings, Inc.	19,200	1,526,400
Spire, Inc.	8,300	717,120
		3,609,434
Health Care Equipment & Supplies 1.1%
CONMED Corp.	4,200	184,800
Embecta Corp.	148,400	1,979,656
Inogen, Inc.*	25,000	206,000
LivaNova PLC*	20,200	1,063,126
Omnicell, Inc.*	6,500	218,205
Tactile Systems Technology, Inc.*	32,500	489,775
		4,141,562
Health Care Providers & Services 2.2%
AdaptHealth Corp.*	63,000	566,370
Ardent Health, Inc.*	6,200	90,272
Aveanna Healthcare Holdings, Inc.*	121,900	1,103,195
LifeStance Health Group, Inc.*	29,300	143,570
National HealthCare Corp.	15,700	1,875,208
Pediatrix Medical Group, Inc.*	112,800	1,914,216
Tenet Healthcare Corp.*	7,000	1,445,430
Universal Health Services, Inc. (Class B Stock)	5,300	1,150,153
		8,288,414
Health Care REITs 0.4%
LTC Properties, Inc.	5,300	185,924
Sabra Health Care REIT, Inc.	80,400	1,432,728
		1,618,652
Hotel & Resort REITs 2.2%
Apple Hospitality REIT, Inc.	221,200	2,475,228
Braemar Hotels & Resorts, Inc.	88,700	226,185
DiamondRock Hospitality Co.	278,900	2,180,998
RLJ Lodging Trust	183,900	1,250,520
Xenia Hotels & Resorts, Inc.	167,500	2,060,250
		8,193,181
Hotels, Restaurants & Leisure 0.6%
BJ’s Restaurants, Inc.*(a)	13,300	451,668
El Pollo Loco Holdings, Inc.*	111,900	1,143,618
Marriott Vacations Worldwide Corp.	6,600	435,468
		2,030,754
Household Durables 0.5%
Cricut, Inc. (Class A Stock)	139,800	742,338
Flexsteel Industries, Inc.	2,400	82,056
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	74,571
Leggett & Platt, Inc.	70,300	656,602
Taylor Morrison Home Corp.*	3,100	183,737
		1,739,304

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.0%
Central Garden & Pet Co. (Class A Stock)*	4,700	$130,707
Industrial REITs 0.9%
Innovative Industrial Properties, Inc.	9,900	496,485
LXP Industrial Trust	88,500	839,865
Plymouth Industrial REIT, Inc.	93,700	2,061,400
		3,397,750
Insurance 3.8%
Axis Capital Holdings Ltd.	10,300	964,698
CNO Financial Group, Inc.	67,500	2,701,350
Donegal Group, Inc. (Class A Stock)	17,600	330,000
Genworth Financial, Inc.*	111,300	939,372
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	114,500	2,710,215
Heritage Insurance Holdings, Inc.*	60,000	1,417,800
Horace Mann Educators Corp.	2,200	98,362
Lincoln National Corp.	22,600	949,200
Mercury General Corp.	18,200	1,406,860
SiriusPoint Ltd. (Sweden)*	4,200	76,440
Slide Insurance Holdings, Inc.*	24,300	388,557
United Fire Group, Inc.	29,500	891,785
Universal Insurance Holdings, Inc.	31,800	980,076
		13,854,715
Interactive Media & Services 0.2%
Ziff Davis, Inc.*	19,600	664,440
IT Services 0.6%
ASGN, Inc.*	30,800	1,378,608
Information Services Group, Inc.	134,700	742,197
		2,120,805
Leisure Products 0.1%
JAKKS Pacific, Inc.	12,800	217,600
Life Sciences Tools & Services 0.9%
Azenta, Inc.*	9,100	274,820
Charles River Laboratories International, Inc.*	5,900	1,062,413
CryoPort, Inc.*	79,500	734,580
Medpace Holdings, Inc.*	1,200	701,892
Niagen Bioscience, Inc.*	37,400	281,996
Sotera Health Co.*	25,200	418,320
		3,474,021
Machinery 3.6%
Alamo Group, Inc.	3,300	589,776
Allison Transmission Holdings, Inc.	5,600	462,280
Astec Industries, Inc.	41,800	1,944,954
Douglas Dynamics, Inc.	38,200	1,154,786
Eastern Co. (The)	1,500	32,025
Enpro, Inc.	4,500	1,044,045
Greenbrier Cos., Inc. (The)	50,800	2,121,916
Helios Technologies, Inc.	8,900	492,704
Kennametal, Inc.	7,400	162,430
L.B. Foster Co. (Class A Stock)*	2,000	54,800
Lindsay Corp.	1,100	122,364

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Luxfer Holdings PLC (United Kingdom)	38,600	$470,920
Mayville Engineering Co., Inc.*	17,700	315,414
Mueller Industries, Inc.	10,000	1,058,700
Park-Ohio Holdings Corp.	2,500	51,575
Proto Labs, Inc.*	9,600	477,696
REV Group, Inc.	22,600	1,158,702
Terex Corp.	2,700	124,254
Worthington Enterprises, Inc.	27,500	1,542,475
		13,381,816
Marine Transportation 1.1%
Costamare, Inc. (Monaco)	183,400	2,241,148
Matson, Inc.	15,100	1,524,345
Pangaea Logistics Solutions Ltd.	71,700	354,915
		4,120,408
Media 0.8%
EchoStar Corp. (Class A Stock)*(a)	18,300	1,370,121
EW Scripps Co. (The) (Class A Stock)*	84,600	205,578
Gray Media, Inc.	283,000	1,293,310
		2,869,009
Metals & Mining 3.4%
Alpha Metallurgical Resources, Inc.*	6,600	1,143,516
Caledonia Mining Corp. PLC (South Africa)	2,500	70,300
Coeur Mining, Inc.*	55,300	949,501
Commercial Metals Co.	53,800	3,193,568
Constellium SE*	84,600	1,330,758
Kaiser Aluminum Corp.	8,800	796,664
Materion Corp.	1,700	194,871
Olympic Steel, Inc.	4,900	181,300
SSR Mining, Inc. (Canada)*	113,500	2,560,560
SunCoke Energy, Inc.	232,100	1,859,121
Worthington Steel, Inc.	12,600	403,074
		12,683,233
Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	141,900	1,013,166
Angel Oak Mortgage REIT, Inc.	9,300	84,351
Chimera Investment Corp.	48,033	612,901
Franklin BSP Realty Trust, Inc.	77,100	781,794
MFA Financial, Inc.	60,200	541,198
Nexpoint Real Estate Finance, Inc.	7,000	91,280
TPG RE Finance Trust, Inc.	8,700	75,255
		3,199,945
Multi-Utilities 1.0%
Avista Corp.	71,000	2,701,550
Black Hills Corp.	13,600	862,648
		3,564,198

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Office REITs 0.4%
COPT Defense Properties	29,600	$833,832
Douglas Emmett, Inc.	47,000	608,180
		1,442,012
Oil, Gas & Consumable Fuels 4.8%
California Resources Corp.	46,400	2,188,688
CNX Resources Corp.*	18,400	619,344
DHT Holdings, Inc.	74,400	988,032
HighPeak Energy, Inc.(a)	46,600	309,890
Magnolia Oil & Gas Corp. (Class A Stock)	56,200	1,262,252
Murphy Oil Corp.(a)	75,400	2,133,820
Northern Oil & Gas, Inc.	1,300	28,769
Ovintiv, Inc.	25,200	945,252
Par Pacific Holdings, Inc.*	30,100	1,203,398
PBF Energy, Inc. (Class A Stock)	6,300	215,271
Peabody Energy Corp.	52,600	1,442,292
Riley Exploration Permian, Inc.	24,400	634,888
SandRidge Energy, Inc.	18,300	217,953
Scorpio Tankers, Inc. (Monaco)	15,300	944,010
SM Energy Co.	29,300	612,077
Talos Energy, Inc.*	44,800	439,488
Teekay Corp. Ltd. (Bermuda)	222,100	2,136,602
Teekay Tankers Ltd. (Canada) (Class A Stock)	16,200	988,200
World Kinect Corp.	13,400	346,390
		17,656,616
Passenger Airlines 1.1%
Allegiant Travel Co.*	6,800	422,824
SkyWest, Inc.*	21,568	2,167,153
Sun Country Airlines Holdings, Inc.*	113,200	1,390,096
		3,980,073
Pharmaceuticals 3.9%
Amneal Pharmaceuticals, Inc.*	176,000	1,904,320
Amphastar Pharmaceuticals, Inc.*	5,600	142,800
Collegium Pharmaceutical, Inc.*	13,600	489,600
Elanco Animal Health, Inc.*	15,400	341,110
Harmony Biosciences Holdings, Inc.*	14,900	425,693
Indivior PLC (United Kingdom)*	77,700	2,282,049
Innoviva, Inc.*	64,100	1,166,620
Ligand Pharmaceuticals, Inc.*	5,500	1,052,205
Pacira BioSciences, Inc.*	10,600	226,628
Phibro Animal Health Corp. (Class A Stock)	19,200	807,552
Prestige Consumer Healthcare, Inc.*	17,600	1,066,560
SIGA Technologies, Inc.	93,600	775,008
Supernus Pharmaceuticals, Inc.*	51,300	2,828,169
Xeris Biopharma Holdings, Inc.*	77,700	753,690
		14,262,004
Professional Services 0.6%
Conduent, Inc.*	348,900	830,382
IBEX Holdings Ltd.*	34,000	1,270,580
Kelly Services, Inc. (Class A Stock)	14,900	167,029
Upwork, Inc.*	4,300	68,542
		2,336,533

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 2.0%
Cushman & Wakefield PLC*	227,600	$3,573,320
Jones Lang LaSalle, Inc.*	1,600	488,144
Newmark Group, Inc. (Class A Stock)	120,600	2,150,298
RE/MAX Holdings, Inc. (Class A Stock)*	124,700	988,871
		7,200,633
Retail REITs 1.8%
Brixmor Property Group, Inc.	15,400	402,864
CBL & Associates Properties, Inc.	63,200	1,868,824
InvenTrust Properties Corp.	24,000	657,600
Kite Realty Group Trust	63,200	1,399,248
SITE Centers Corp.	236,300	1,732,079
Whitestone REIT	42,700	535,458
		6,596,073
Semiconductors & Semiconductor Equipment 0.8%
Axcelis Technologies, Inc.*	13,000	1,034,280
Cirrus Logic, Inc.*	2,400	318,360
Diodes, Inc.*	9,500	506,920
MKS, Inc.	3,900	560,469
Photronics, Inc.*	14,400	344,160
Synaptics, Inc.*	3,300	234,102
		2,998,291
Software 2.2%
Adeia, Inc.	32,000	545,280
Cerence, Inc.*	23,700	254,301
Cleanspark, Inc.*	8,700	154,860
Consensus Cloud Solutions, Inc.*	75,900	2,225,388
Dolby Laboratories, Inc. (Class A Stock)	2,700	179,064
Gen Digital, Inc.	2,500	65,900
I3 Verticals, Inc. (Class A Stock)*	5,800	178,350
MARA Holdings, Inc.*(a)	40,500	739,935
Mitek Systems, Inc.*	100,600	926,526
NCR Voyix Corp.*	53,500	610,435
OneSpan, Inc.	86,900	990,660
Ooma, Inc.*	24,200	271,766
Porch Group, Inc.*	2,400	36,120
RingCentral, Inc. (Class A Stock)*	17,500	527,100
Riot Platforms, Inc.*	19,900	393,622
		8,099,307
Specialized REITs 0.6%
EPR Properties	8,800	431,376
Farmland Partners, Inc.	41,400	415,242
Safehold, Inc.	87,795	1,266,882
		2,113,500
Specialty Retail 2.9%
Academy Sports & Outdoors, Inc.	1,100	52,679
American Eagle Outfitters, Inc.	90,500	1,512,255
Asbury Automotive Group, Inc.*	13,600	3,190,561
Buckle, Inc. (The)	700	38,360
Group 1 Automotive, Inc.	1,300	516,802
Haverty Furniture Cos., Inc.	8,500	185,385
Petco Health & Wellness Co., Inc.*	175,500	558,090

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Sally Beauty Holdings, Inc.*	90,800	$1,371,988
Signet Jewelers Ltd.	9,900	978,615
Sonic Automotive, Inc. (Class A Stock)	6,800	432,004
Urban Outfitters, Inc.*	27,200	1,757,392
		10,594,131
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.*	11,200	662,480
Immersion Corp.	204,100	1,365,429
		2,027,909
Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	9,500	298,300
G-III Apparel Group Ltd.*	27,300	733,005
Rocky Brands, Inc.	26,900	758,311
		1,789,616
Tobacco 0.2%
Universal Corp.	13,100	663,908
Trading Companies & Distributors 1.1%
BlueLinx Holdings, Inc.*	6,200	405,728
DNOW, Inc.*	133,600	1,963,920
DXP Enterprises, Inc.*	1,200	143,580
NPK International, Inc.*	86,400	1,062,720
Rush Enterprises, Inc. (Class A Stock)	9,100	449,631
		4,025,579
Water Utilities 0.2%
California Water Service Group	14,000	621,320

Total Common Stocks (cost $326,523,787)		366,346,335
Unaffiliated Exchange-Traded Fund 0.4%
iShares Russell 2000 Value ETF(a) (cost $1,396,565)	8,250	1,461,323

Total Long-Term Investments (cost $327,920,352)		367,807,658

Short-Term Investments 1.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	964,270	964,270
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $5,608,419; includes $5,561,622 of cash collateral for securities on loan)(b)(wb)	5,612,910	5,609,542

Total Short-Term Investments (cost $6,572,689)		6,573,812

TOTAL INVESTMENTS 101.6% (cost $334,493,041)		374,381,470
Liabilities in excess of other assets (1.6)%		(5,813,752)

Net Assets 100.0%		$368,567,718

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,554,949; cash collateral of $5,561,622 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).